JPMORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I
JPMorgan Disciplined Equity Fund

JPMORGAN TRUST II
JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Small Cap Value Fund

(collectively, all the Funds listed above are referred to as the “Funds”)

(Ultra Class Shares)

Supplement dated February 23, 2007
to the Prospectus regarding Ultra Class Shares
dated November 1, 2006

In the section “How to Do Business with the Funds — Purchasing Fund Shares — Where can I buy shares?,” the last sentence is deleted in its entirety.

The first paragraph in the section “How to Do Business with the Funds — Purchasing Fund Shares — Who can buy shares?” is deleted and replaced with the following paragraph:

Ultra Shares may be purchased by investors:

(i) whose investments in the Fund are made and directed on their behalf by investment representatives at JPMIA, JPMIM, Bank One Trust Company or JPMorgan Chase or their affiliates (the Investment Manager) pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account) and (ii) whose Discretionary Account’s initial investment in the Fund is at least $5,000,000 ($20,000,000 for the Disciplined Equity Fund).

In the section “How to Do Business with the Funds — Purchasing Fund Shares — How do I open an account?,” the following changes are made:

The first sentence is deleted and replaced with the following sentence:

Ultra Shares of the Fund are subject to a $5,000,000 minimum investment requirement ($20,000,000 for Disciplined Equity Fund) for all investors except 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

The third paragraph in that section is deleted in its entirety.

You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USEU-207